Long-term Debt, Summary (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 152,998 [1]	$ 127,379	[1]
Parent Company [Member]
Debt Instrument [Line Items]
Long-term debt	81,721	76,233
Parent Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Senior Notes	61,481	59,252
Parent Company [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Subordinated Notes	18,659	12,505
Parent Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	1,441	4,476
Parent Company [Member] | Long-Term Debt Parent [Member]
Debt Instrument [Line Items]
Long-term debt	81,581	76,233
Wells Fargo Bank, N.A. and other bank entities [Member
Debt Instrument [Line Items]
Long-term debt	64,498	44,752
Wells Fargo Bank, N.A. and other bank entities [Member | Senior Debt [Member]
Debt Instrument [Line Items]
Senior Notes	32,652	8,344
Wells Fargo Bank, N.A. and other bank entities [Member | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Subordinated Notes	12,341	15,770
Wells Fargo Bank, N.A. and other bank entities [Member | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	303	294
Wells Fargo Bank, N.A. and other bank entities [Member | Mortgage notes and other debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2014
Maturity date(s) End	Dec. 31, 2062
Stated interest rate(s) Minimum	0.00%
Stated interest rate(s) Maximum	12.80%
Other Long-Term Debt	16,874	16,976
Other Consolidated Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	6,919	6,394
Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Senior Notes	6,563	5,988
Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	155	155
Other Consolidated Subsidiaries [Member] | Mortgage notes and other debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2014
Maturity date(s) End	Dec. 31, 2022
Stated interest rate(s) Minimum	1.54%
Stated interest rate(s) Maximum	6.00%
Other Long-Term Debt	173	136
Floating-rate notes [Member] | Parent Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2014
Maturity date(s) End	Dec. 31, 2048
Stated interest rate(s) Minimum	0.00%
Stated interest rate(s) Maximum	3.598%
Senior Notes	12,445	10,996
Floating-rate notes [Member] | Parent Company [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2016
Stated interest rate(s) Minimum	0.576%
Stated interest rate(s) Maximum	0.614%
Subordinated Notes	1,190	1,165
Floating-rate notes [Member] | Parent Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2027
Maturity date(s) End	Dec. 31, 2027
Stated interest rate(s) Minimum	0.744%
Stated interest rate(s) Maximum	1.244%
Junior Subordinated Notes	263	255
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2053
Stated interest rate(s) Minimum	0.00%
Stated interest rate(s) Maximum	0.522%
Senior Notes	2,219	170
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2014
Maturity date(s) End	Dec. 31, 2017
Stated interest rate(s) Minimum	0.448%
Stated interest rate(s) Maximum	2.965%
Subordinated Notes	1,616	1,617
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2027
Maturity date(s) End	Dec. 31, 2027
Stated interest rate(s) Minimum	0.811%
Stated interest rate(s) Maximum	0.894%
Junior Subordinated Notes	303	294
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2042
Stated interest rate(s) Minimum	0.296%
Stated interest rate(s) Maximum	32.11%
Other Long-Term Debt	1,230	1,826
Floating-rate notes [Member] | Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2027
Maturity date(s) End	Dec. 31, 2027
Interest Rate, Stated Percentage	0.736%
Junior Subordinated Notes	155	155
Floating-rate notes [Member] | Other Consolidated Subsidiaries [Member] | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2015
Interest Rate, Stated Percentage	1.544%
Other Long-Term Debt	10	10
Fixed-rate notes [Member] | Parent Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2014
Maturity date(s) End	Dec. 31, 2038
Stated interest rate(s) Minimum	1.00%
Stated interest rate(s) Maximum	6.75%
Senior Notes	44,145	44,623
Fixed-rate notes [Member] | Parent Company [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2014
Maturity date(s) End	Dec. 31, 2044
Stated interest rate(s) Minimum	3.45%
Stated interest rate(s) Maximum	7.574%
Subordinated Notes	17,469	11,340
Fixed-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2015
Interest Rate, Stated Percentage	0.75%
Senior Notes	500	1,331
Fixed-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2014
Maturity date(s) End	Dec. 31, 2038
Stated interest rate(s) Minimum	4.75%
Stated interest rate(s) Maximum	7.74%
Subordinated Notes	10,725	14,153
Fixed-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2014
Maturity date(s) End	Dec. 31, 2047
Stated interest rate(s) Minimum	0.00%
Stated interest rate(s) Maximum	7.00%
Other Long-Term Debt	1,098	1,542
Fixed-rate notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2014
Maturity date(s) End	Dec. 31, 2023
Stated interest rate(s) Minimum	2.774%
Stated interest rate(s) Maximum	4.38%
Senior Notes	6,543	5,968
Fixed-rate notes [Member] | Other Consolidated Subsidiaries [Member] | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2015
Interest Rate, Stated Percentage	5.16%
Other Long-Term Debt	18	105
Fixed-rate notes - Hybrid Trust Securities [Member] | Parent Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2029
Maturity date(s) End	Dec. 31, 2068
Stated interest rate(s) Minimum	5.95%
Stated interest rate(s) Maximum	7.95%
Junior Subordinated Notes	1,178	4,221
Floating-rate extendible notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2015
Stated interest rate(s) Minimum	0.291%
Stated interest rate(s) Maximum	0.346%
Senior Notes	10,749	4,450
Structured Notes [Member] | Parent Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2014
Maturity date(s) End	Dec. 31, 2053
Variable Stated interest rate	Varies
Senior Notes	4,891	3,633
Structured Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2014
Maturity date(s) End	Dec. 31, 2025
Variable Stated interest rate	Varies
Senior Notes	13	163
FixFloat Notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2020
Maturity date(s) End	Dec. 31, 2020
Variable Stated interest rate	6.795% through 2015, varies
Senior Notes	20	20
Floating-rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2018
Maturity date(s) End	Dec. 31, 2019
Stated interest rate(s) Minimum	0.22%
Stated interest rate(s) Maximum	0.29%
Senior Notes	19,000	2,002
Fixed-rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2014
Maturity date(s) End	Dec. 31, 2031
Stated interest rate(s) Minimum	3.83%
Stated interest rate(s) Maximum	8.17%
Senior Notes	160	216
Capital Leases [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2014
Maturity date(s) End	Dec. 31, 2025
Variable Stated interest rate	Varies
Senior Notes	$ 11	$ 12

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.